Form N-23c-3

                       NOTIFICATION OF REPURCHASE OFFER
                            PURSUANT TO RULE 23C-3


1.       Investment Company Act file Number 811-09935
         Date of Notification: November 20, 2002

2. Exact name of investment company as specified in registration statement:

                            BMO PARTNERS FUND, L.P.

3.       Address of principal executive office:

                        330 MADISON AVENUE, 31ST FLOOR
                           NEW YORK, NEW YORK 10017

4. Check one of the following:

         A.    /X/    The notification pertains to a periodic repurchase
                      offer under paragraph (b) of Rule 23c-3.

         B.    / /    The notification pertains to a discretionary repurchase
                      offer under paragraph (c) of Rule 23c-3.

         C.    / /    The notification pertains to a periodic repurchase offer
                      under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.



By:      /s/ Dan I. Abrams
      --------------------------------------
         Dan I. Abrams
         Chief Financial Officer and Treasurer